Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Reflected on the Consolidated Balance Sheets - Redeemable Ordinary Shares Subject to Possible Redemption [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Common Stock Reflected on the Consolidated Balance Sheets [Line Items]
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$ 23,850,678
Less:
Redemption of Common Stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	364,800
Redeemable ordinary shares subject to possible redemption at June 30, 2024	$ 11,995,687